Subsequent Events (Details) ¥ in Millions			12 Months Ended
	Feb. 26, 2024 USD ($)	Feb. 26, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Bank borrowing			$ 4,507,106	¥ 32.0
Bank loan repayment			$ 3,380,329	¥ 24.0
Securities purchase agreement, description			On December 27, 2023, the Company entered into a securities purchase agreement (the “SPA”) with certain institutional investors (the “Investors”), pursuant to which the Company agreed to issue, from time to time, up to $50,500,0000 in the Company’s securities (the “Offering”), consisting of convertible notes, issuable at a 7.0% original issue discount (the “Notes”), and accompanying ordinary share purchase warrants (the “Warrants”) with five-year terms and exercisable for a number of the Company’s ordinary shares, par value $0.0005 per share (the “Ordinary Shares”), equal to 50% of the number obtained from dividing each Note’s principal amount by the applicable VWAP (as defined in the SPA), subject to adjustment pursuant and a 4.99% beneficial ownership limitation. Pursuant to the SPA, the Company agreed to issue to the Investors at the initial closing of the Offering (the “First Closing”) $6,000,000 in Notes, convertible at the lower of (i) $2.738 per share (or 110% of the VWAP of the Ordinary Shares on December 27, 2023) or (ii) a price per share equal to 95% of the lowest VWAP of the Ordinary Shares during the seven (7)-trading day period immediately preceding the applicable conversion date, subject to certain adjustments and a 4.99% beneficial ownership limitation, and Warrants exercisable for up to an aggregate of 1,205,255 ordinary shares, at an exercise price of $2.9869 per share (or 120% of the VWAP of the Ordinary Shares on December 27, 2023).	On December 27, 2023, the Company entered into a securities purchase agreement (the “SPA”) with certain institutional investors (the “Investors”), pursuant to which the Company agreed to issue, from time to time, up to $50,500,0000 in the Company’s securities (the “Offering”), consisting of convertible notes, issuable at a 7.0% original issue discount (the “Notes”), and accompanying ordinary share purchase warrants (the “Warrants”) with five-year terms and exercisable for a number of the Company’s ordinary shares, par value $0.0005 per share (the “Ordinary Shares”), equal to 50% of the number obtained from dividing each Note’s principal amount by the applicable VWAP (as defined in the SPA), subject to adjustment pursuant and a 4.99% beneficial ownership limitation. Pursuant to the SPA, the Company agreed to issue to the Investors at the initial closing of the Offering (the “First Closing”) $6,000,000 in Notes, convertible at the lower of (i) $2.738 per share (or 110% of the VWAP of the Ordinary Shares on December 27, 2023) or (ii) a price per share equal to 95% of the lowest VWAP of the Ordinary Shares during the seven (7)-trading day period immediately preceding the applicable conversion date, subject to certain adjustments and a 4.99% beneficial ownership limitation, and Warrants exercisable for up to an aggregate of 1,205,255 ordinary shares, at an exercise price of $2.9869 per share (or 120% of the VWAP of the Ordinary Shares on December 27, 2023).
Gross proceeds			$ 5,580,000
Net proceeds			$ 4,800,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Borrowings interest rate			3.00%	3.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Borrowings interest rate			3.45%	3.45%
Subsequent Event [Member] | Kangfu to Huadong [Member]
Subsequent Events (Details) [Line Items]
Equity interest	45.00%	45.00%
Subsequent Event [Member] | Third Party [Member]
Subsequent Events (Details) [Line Items]
Equity interest	10.00%	10.00%
Yangzhou Boxin Medical Equipment Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exchange consideration	$ 637,940	¥ 4.4